Debt Securities in Issue (Tables)	12 Months Ended
Dec. 31, 2021
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	Group
	2021	2020
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	1,405	1,694
– Euro 30bn Euro Medium Term Note Programme(1)	1,261	1,061
–US SEC-registered Debt Programme – Santander UK plc(2)	4,185	5,457
	6,851	8,212
Euro 35bn Global Covered Bond Programme (See Note 14)	12,760	19,285
US$20bn Commercial Paper Programmes	2,704	2,824
Certificates of deposit	2,387	2,858
Credit linked notes	59	57
Securitisation programmes (See Note 14)	759	2,330
	25,520	35,566
(1) Restated for 2020 to reclassify £673m previously disclosed as Euro 750m Senior Unsecured Notes to Euro 30bn Euro Medium Term Note Programme due to an administrative error.
(2) Restated for 2020 to reclassify £734m previously disclosed as US$1bn Senior Unsecured Notes to US SEC-registered Debt Programme - Santander UK plc due to an administrative error.